FIXED ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
	September 30, 2015	December 31, 2014
Furniture and fixtures	$841,687	$716,457
Capitalized equipment leases	241,936	209,539
	1,083,623	925,996
Less accumulated depreciation and amortization	(433,825)	(263,812)
Property and equipment, net	$649,798	$662,184

	December 31,
	2014	2013
Furniture and fixtures	$716,457	$426,216
Capitalized equipment leases	209,539	117,223
	925,996	543,439
Less accumulated depreciation and amortization	(263,812)	(124,743)
Property and equipment, net	$662,184	$418,696